Debt Obligations (Senior Notes and Term Loans Narrative) (Details)	1 Months Ended	3 Months Ended								12 Months Ended
	Jul. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 01, 2014 USD ($)	May. 01, 2014 USD ($)	Apr. 30, 2014 USD ($)	Feb. 28, 2014 USD ($)	Jun. 24, 2013	Oct. 05, 2012 USD ($)
Noncontrolling interest		$ 21,650,000,000				$ 15,201,000,000				$ 21,650,000,000	$ 15,201,000,000
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST										$ 491,000,000	119,000,000	$ 970,000,000
Leverage Ratio Maximum										6.0
Net income		(294,000,000)	$ 470,000,000	$ 500,000,000	$ 448,000,000	(701,000,000)	$ 356,000,000	$ 338,000,000	$ 322,000,000	$ 1,124,000,000	315,000,000	1,274,000,000
Maximum Leverage Ratio Permitted										7
Required repayment of term loan										$ 50,000,000
Repayments of Long-term Debt										13,886,000,000	11,951,000,000	8,848,000,000
Long-term Debt		$ 30,661,000,000				23,199,000,000				$ 30,661,000,000	23,199,000,000
Debt instrument, interest rate, stated percentage		4.50%								4.50%
Debt Instrument, Covenant Description										0.66
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES		$ 3,659,000,000				4,014,000,000				$ 3,659,000,000	4,014,000,000	4,737,000,000
Equity in earnings of unconsolidated affiliates										332,000,000	236,000,000	212,000,000
8.25% Senior Notes, due November 14, 2029 [Member]
Debt instrument, interest rate, stated percentage																	8.25%
ETE Credit Facility [Member]
Letters Of Credit Availablity		150,000,000								150,000,000
Line of Credit Facility, Current Borrowing Capacity		600,000,000								600,000,000				$ 1,200,000,000		$ 800,000,000
Line of Credit Facility, Maximum Borrowing Capacity		1,000,000,000								1,000,000,000
Sunoco Merger [Member]
Senior Notes		715,000,000								$ 715,000,000								$ 965,000,000
7.60% Senior Notes, due February 1, 2024 [Member]
Debt instrument, interest rate, stated percentage																	7.60%
SUG [Member] | Junior Subordinated Debt [Member]
Debt Instrument, Description of Variable Rate Basis										three-month LIBOR rate plus 3.0175%
SUG [Member] | Variable Rate Portion of Debt [Member] | Junior Subordinated Debt [Member]
Senior Notes		54,000,000								$ 54,000,000
Parent Company [Member]
Repayments of Long-term Debt										1,142,000,000	3,235,000,000	162,000,000
Write off of Deferred Debt Issuance Cost										0	0	62,000,000
Long-term Debt		4,680,000,000				2,801,000,000				4,680,000,000	2,801,000,000
Repayments of Related Party Debt										0	0	221,000,000
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES		5,390,000,000				3,841,000,000				5,390,000,000	3,841,000,000
Equity in earnings of unconsolidated affiliates										955,000,000	617,000,000	666,000,000
Parent Company [Member] | 5.875% Senior Notes due January 15, 2024 [Member]
Senior Notes		$ 1,150,000,000				450,000,000				$ 1,150,000,000	450,000,000
Debt instrument, interest rate, stated percentage		5.88%								5.88%
Debt Instrument, Maturity Date										Jan. 15, 2024
Panhandle [Member]
Long-term Debt		$ 1,184,000,000				1,240,000,000				$ 1,184,000,000	1,240,000,000
ETP [Member]
Leverage Ratio Maximum										5
Maximum Leverage Ratio Permitted										5.5
Long-term Debt		$ 11,459,000,000				11,213,000,000				$ 11,459,000,000	11,213,000,000
ETP [Member] | 3.26% Junior Subordinated Notes due November 1, 2066 [Member]
Debt Instrument, Interest Rate, Effective Percentage		3.2571%								3.2571%
Debt instrument, interest rate, stated percentage		7.20%								7.20%
Debt Instrument, Maturity Date										Nov. 01, 2066
Sunoco Logistics [Member]
Long-term Debt		$ 4,260,000,000				2,503,000,000				$ 4,260,000,000	2,503,000,000
Sunoco Logistics [Member] | 5.35% Senior Notes due May 15, 2045 [Member]
Senior Notes		$ 800,000,000				0				$ 800,000,000	0
Debt instrument, interest rate, stated percentage		5.35%								5.35%
Debt Instrument, Maturity Date										May 15, 2045
Sunoco Logistics [Member] | 4.25% Senior Notes due April 1, 2024 [Member]
Senior Notes		$ (500,000,000)				0				$ (500,000,000)	0
Sunoco Logistics [Member] | April 2014 Offering [Member] | 4.25% Senior Notes due April 1, 2024 [Member]
Senior Notes		$ 300,000,000								$ 300,000,000
Debt instrument, interest rate, stated percentage		4.25%								4.25%
Sunoco Logistics [Member] | Increase in senior notes [Member] | 4.25% Senior Notes due April 1, 2024 [Member]
Senior Notes		$ 200,000,000								$ 200,000,000
Regency [Member]
Long-term Debt		6,641,000,000				3,310,000,000				6,641,000,000	3,310,000,000
Regency [Member] | 8.375% Senior Notes due June 1, 2020 [Member]
Redemption Premium	$ 8,000,000
Debt Instrument, Repurchase Amount													$ 91,000,000
Debt Instrument, Repurchased Face Amount													$ 83,000,000
Regency [Member] | 8.25% Senior Notes due April 15, 2018 [Member]
Debt Instrument, Repurchase Amount															$ 313,000,000
Debt Instrument, Repurchased Face Amount															$ 300,000,000
Regency [Member] | Senior Notes due 2018 [Member]
Debt Instrument, Repurchase Amount		621,000,000								621,000,000
Debt Instrument, Repurchased Face Amount		600,000,000								600,000,000
Regency [Member] | 5.875% Senior Notes due April 1, 2022 [Member]
Senior Notes		$ 900,000,000				0				$ 900,000,000	0
Debt instrument, interest rate, stated percentage		5.875%								5.875%
Debt Instrument, Maturity Date										Mar. 01, 2022
Regency [Member] | 8.375% Senior Notes due June 1, 2019 [Member]
Senior Notes		$ 499,000,000				0				$ 499,000,000	0
Debt instrument, interest rate, stated percentage		8.375%								8.375%
Debt Instrument, Maturity Date										Jun. 01, 2019
Regency [Member] | 5.0% Senior Notes due October 1, 2022 [Member]
Senior Notes		$ 700,000,000				0				$ 700,000,000	0
Debt instrument, interest rate, stated percentage		5.00%								5.00%
Debt Instrument, Maturity Date										Oct. 01, 2022
Base Rate Loans [Member] | Maximum [Member] | ETE Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate										1.50%
ETE Senior Secured Term Loan due December 2, 2019 [Member] | Original issuance amount [Member]
Line of Credit Facility, Current Borrowing Capacity		$ 1,000,000,000								$ 1,000,000,000
ETE Senior Secured Term Loan due December 2, 2019 [Member] | After increase in capacity [Member]
Line of Credit Facility, Current Borrowing Capacity		1,400,000,000								1,400,000,000
ETE Senior Secured Term Loan due December 2, 2019 [Member] | Increase in term loan [Member]
Line of Credit Facility, Current Borrowing Capacity		400,000,000								400,000,000
Regency [Member] | ETE Common Holdings [Member]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES		760,000,000				0				760,000,000	0
Equity in earnings of unconsolidated affiliates										(9,000,000)	0
Regency [Member] | ETE GP Acquirer [Member]
Noncontrolling interest		8,700,000,000				4,000,000,000				8,700,000,000	4,000,000,000
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST										(188,000,000)	8,000,000	$ 23,000,000
ETP [Member] | ETP GP [Member]
Noncontrolling interest		11,942,000,000				11,308,000,000				11,942,000,000	11,308,000,000
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST										823,000,000	(50,000,000)
ETP [Member] | ETE Common Holdings [Member]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES		$ 1,720,000,000				$ 1,660,000,000				1,720,000,000	1,660,000,000
Equity in earnings of unconsolidated affiliates										292,000,000	$ 134,000,000
PVR Acquisition [Member]
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions										1,200,000,000
PVR Acquisition [Member] | 6.5% Senior Notes due May 15, 2021 [Member]
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions										400,000,000
PVR Acquisition [Member] | 8.375% Senior Notes due June 1, 2020 [Member]
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions										473,000,000
PVR Acquisition [Member] | 8.25% Senior Notes due April 15, 2018 [Member]
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions										300,000,000
PVR Acquisition [Member] | Regency [Member] | 8.375% Senior Notes due June 1, 2020 [Member]
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions										$ 473,000,000